Summary of Significant Accounting Policies - Schedule of Revenues Disaggregated by Timing of Revenue Recognition (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Revenues Disaggregated by Timing of Revenue Recognition [Line Items]
Revenues	$ 489,291	$ 441,897	$ 363,746
Revenue recognized at a point of time [Member]
Schedule of Revenues Disaggregated by Timing of Revenue Recognition [Line Items]
Revenues	435,672	397,005	333,088
Revenue recognized over time [Member]
Schedule of Revenues Disaggregated by Timing of Revenue Recognition [Line Items]
Revenues	$ 53,619	$ 44,892	$ 30,658